CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	May 04, 2018	Jan. 26, 2021	Jan. 31, 2016	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Series A Preferred Stock [Member]
Preferred stock, shares authorized							50,000,000
Preferred stock, par value per share							$ 0.0001
Preferred stock dividend terms							The Series A Preferred has an 8% dividend paid quarterly
Preferred stock conversion terms							convertible into one share of common stock.
Stock Issued During Period, Shares, New Issues			1,562,500
Series A Preferred Stock [Member] | MAAB Non Affiliate [Member]
Cumulative undeclared series A preferred dividends				$ 30,000	$ 27,500	$ 17,500
Series B Preferred Stock [Member]
Preferred stock, shares authorized	10,000
Preferred stock, par value per share	$ 0.001
Preferred stock dividend terms	The Preferred shares are entitled to a dividend, when declared by the Board of Directors, votes with all other classes of stock as a single class of stock on all actions to be voted on by the stockholders of the Company
Preferred stock conversion terms	each share of Preferred Stock is convertible into 89 shares of common stock and a five year warrant to purchase 89 shares of common stock at an exercise price of $11.25 per share.
Preferred stock liquidation preference	Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the shares of the Series B Preferred Stock shall share pro rata with the holders of the common stock, on an as if converted basis.
Series B Preferred Stock [Member] | Two Investor [Member]
Preferred stock outstanding				500
Number of shares assigned		9,500
Common Stock [Member] | Two Series B Preferred investors
Number of share converted		844,233